FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Financial instruments carried and measured at fair value on a recurring basis are classified as follows according to the fair value hierarchy described above:

(In thousands)	Level 1	Level 2	Total
December 31, 2025
Money market fund	$3,563	$—	$3,563
Fiserv Stock Fund:
Fiserv, Inc. common stock	56,051	—	56,051
Money market	186	—	186
Self-directed brokerage accounts	244,587	23,439	268,026
Registered investment companies	76,604	—	76,604
Total investments in fair value hierarchy table	$380,991	$23,439	$404,430
Investments measured at net asset value:
Collective investment trusts			4,709,497
Total investments at fair value			$5,113,927

(In thousands)	Level 1	Level 2	Total
December 31, 2024
Money market fund	$2,944	$—	$2,944
Fiserv Stock Fund:
Fiserv, Inc. common stock	173,005	—	173,005
Money market	269	—	269
Self-directed brokerage accounts	217,559	17,684	235,243
Registered investment companies	86,105	—	86,105
Total investments in fair value hierarchy table	$479,882	$17,684	$497,566
Investments measured at net asset value:
Collective investment trusts			4,364,436
Total investments at fair value			$4,862,002
The following table provides summarized information related to investments measured at fair value based on NAV per share at December 31:

	Fair Value
(In thousands)	2025	2024	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Collective investment trusts	$4,709,497	$4,364,436	$—	Daily	Same Day